Related Party Transaction and Balance	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transaction and Balance

16. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Ng Wai Ian	A controlling party of the Company
Sou Weng Seng	A controlling party of the Company
Chan Kong Pan	The Chief Strategy Officer of the Company
Ieong Fong Hang	The Chief Financial Officer of the Company
Ione Group Company Limited	A shareholder of the Company
Bay Area Macau Industrial Investment Company Limited	Under significant influence of Chan Kong Pan, the Chief Strategy Officer of the Company
Fortunewell Investment Management Company Limited	Controlled by Ng Wai Ian and Ieong Fong Hang, controlling parties of the Company
Zhuhai Guanghong Daoyuan Technology Partnership (Limited Partnership)	Under significant influence of Ng Wai Ian, a controlling party of the Company
ZentoAI Company Limited	Controlled by Ng Wai Ian, a controlling party of the Company

b. Transactions with related parties

			For the Years Ended September 30,
Name		Nature	2025	2024	2023
Ione Group Company Limited	(1)	Administrative services fees	$50,446	$67,113	$66,937

Bay Area Macau Industrial Investment Company Limited	(2)	Project research fees	$-	$-	$63,838

Fortunewell Investment Management Company Limited	(3)	Professional fees	$23,817	$-	$-

Zhuhai Guanghong Daoyuan Technology Partnership (Limited Partnership)	(4)	Interest expenses	$558	$-	$-

Ng Wai Ian	(5)	Compensation and benefits	$47,831	$47,725	$11,900
Sou Weng Seng	(5)	Compensation and benefits	47,083	46,979	11,714
Chan Kong Pan	(5)	Compensation and benefits	41,619	41,759	41,650
Ieong Fong Hang	(5)	Compensation and benefits	47,532	47,426	11,826
			$184,065	$183,889	$77,090

(1)	The amounts for the years ended September 30, 2025, 2024 and 2023 represented fees from administrative services rendered.
(2)	The amounts for the years ended September 30, 2023 represented fees from project research services rendered.
(3)	The amounts for the years ended September 30, 2025 represented professional fees paid.
(4)	The amounts for the years ended September 30, 2025 represented interest expense for the amounts due to a related party
(5)	The amounts for the years ended September 30, 2025, 2024 and 2023 represented salaries paid.

c. Balance with related parties, gross

			As of September 30,
Name		Nature	2025	2024
Ione Group Company Limited	(1)	Amounts due to related parties	$-	$369,050

Zhuhai Guanghong Daoyuan Technology Partnership (Limited Partnership)	(2)	Amounts due to related parties	$133,871	$-
Ieong Fong Hang	(3)	Amounts due to related parties	3,974	-
			$137,845	$-

ZentoAI Company Limited	(4)	Deposits	$706,694	$-

(1)	The balances as of September 30, 2024 represented advances from the shareholder for operational purposes. The balances were unsecured, non-interest bearing, and repayable on demand.
(2)	The balances as of September 30, 2025 represented advances from the related party for operational purposes and related accrued interest. The balances were unsecured, interest bearing at 3.5% p.a., and repayable before August 11, 2026. Related interest expense was $558, nil and nil for the years ended September 30, 2025, 2024 and 2023, respectively.
(3)	The balances as of September 30, 2025 represented amounts payable to a related party in respect of expenses paid on behalf of the Company.
(4)	The balances as of September 30, 2025 represented good faith deposit paid to a related party for the acquisition of a target company.

Zenta Group Company Limited

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024